Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 164,604	$ 26,875	$ 48,911
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(57,616)
Other comprehensive (loss) income:
Unrealized (loss) gain on qualifying cash flow hedging instruments, net of tax		(893)	1,140
Amounts reclassified from accumulated other comprehensive (loss) income, net of tax
Other comprehensive (loss) income	(57,440)	(1,124)	4,032
Comprehensive income	107,164	25,751	52,943
Non-controlling interest in comprehensive income	9,572	(856)	15,074
Preferred unitholders' interest in comprehensive income	25,702	25,701	13,979
General and limited partners' interest in comprehensive income	71,890	906	23,890
To equity income
Other comprehensive (loss) income:
Realized loss (gain) on qualifying cash flow hedging instruments	(552)
Realized loss (gain) on qualifying cash flow hedging instruments		383	(2,465)
To interest expense
Other comprehensive (loss) income:
Realized loss (gain) on qualifying cash flow hedging instruments	$ (376)
Amounts reclassified from accumulated other comprehensive (loss) income, net of tax
Realized (gain) loss on qualifying cash flow hedging instruments		$ 152	$ 427